INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES
Statutory tax rate	25.00%	25.00%	25.00%
Differential statutory tax rates	(2.10%)	(1.40%)	(5.00%)
Non-deductible expenses	(7.20%)	(1.10%)	(14.80%)
Change in deferred tax liabilities			12.30%
Change in valuation allowance	(15.70%)	(22.50%)	(5.20%)
Effective tax rate	0.00%	0.00%	12.30%